SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED JANUARY 2, 2013
_____________________________________________________________________________
                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT

                   Polaris Platinum III Variable Annuity
                 Polaris Preferred Solution Variable Annuity
                   Polaris Advantage II Variable Annuity
                     Polaris Choice IV Variable Annuity
_____________________________________________________________________________
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE SEPARATE ACCOUNT

                   Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
                   Polaris Advantage II Variable Annuity
                     Polaris Choice IV Variable Annuity
_____________________________________________________________________________

The following amends the OPTIONAL LIVING BENEFITS and SUNAMERICA INCOME PLUS and SUNAMERICA INCOME BUILDER sections of the prospectus for contracts issued on or after February 11, 2013:

 - The annual Income Credit percentage for SunAmerica Income Builder is 6%. All references in the prospectus to the annual "8% Income Credit" for SunAmerica Income Builder are hereby changed to "6% Income Credit."

 - The Minimum Issue Age for SunAmerica Income Builder is 65. All references in the prospectus to the SunAmerica Income Builder Minimum Issue Age are changed to age 65.


The following replaces the chart under "What determines the amount I can receive each year?" in the SUNAMERICA INCOME PLUS and SUNAMERICA INCOME BUILDER Optional Living Benefits section of the prospectus for contracts issued on or after February 11, 2013:

-----------------------------------------------------------------------------------------------
Number of Covered       SunAmerica        SunAmerica        SunAmerica        SunAmerica
Persons and Age of      Income Plus       Income Plus       Income Plus       Income Plus With
Covered Person          Income Option 1   Income Option 2   Income Option 3   Custom Allocation
at First Withdrawal*
-----------------------------------------------------------------------------------------------
One Covered Person      5.0% / 3.0% **    5.0% / 3.0% **    3.75% / 3.75%     4.5% / 3.0% **
(Age 64 and Younger)
One Covered Person      5.5% / 4.0%       6.5% / 3.0%       5.0% / 5.0%       4.5% / 4.0%
(Age 65 and Older)
Two Covered Persons     4.5% / 3.0% ***   4.5% / 3.0% ***   3.25% / 3.25%     4.0% / 3.0% ***
(Age 64 and Younger)
Two Covered Persons     5.0% / 4.0%       6.0% / 3.0%       4.50% / 4.50%     4.0% / 4.0%
(Age 65 and Older)
-----------------------------------------------------------------------------------------------

----------------------------------------
Number of Covered       SunAmerica
Persons and Age of      Income Builder
Covered Person
at First Withdrawal*
----------------------------------------
One Covered Person      5.25% / 5.0%
(Age 65 and Older)
Two Covered Persons     4.75% / 4.50%
(Age 65 and Older)
----------------------------------------

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



Date: February 11, 2013


               Please keep this Supplement with your Prospectus